12. Commitments - Commitments and Contingencies (Details) (USD $)	Mar. 31, 2015
2015	$ 11,588
2016	23,032
2017	24,305
2018	25,154
2019	8,615
Total	92,695
Minimum Obligation
2015	74,765
2016	109,720
2017	46,568
2018	25,154
2019	8,615
Total	264,822
Sublease Rentals
2015	63,176
2016	86,688
2017	22,263
2018
2019
Total	$ 172,127